Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) $ in Millions	Mar. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 16.4
2020	14.1
2021	10.8
2022	8.3
2023	6.2
Thereafter	10.8
Total	$ 66.6